Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information Line Items
Entity Registrant Name	EASON TECHNOLOGY LIMITED
Entity Central Index Key	0001499494
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2024
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Common Stock Shares Outstanding	13,492,655,803
Document Annual Report	true
Document Transition Report	false
Document Fin Stmt Error Correction Flag	false
Entity File Number	001-34958
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	Room 612, 6/F
Entity Address Address Line 2	KaiYue Comm Building, No. 2C
Entity Address Address Line 3	Argyle Street
Entity Address City Or Town	Mongkok Kowloon
Entity Address Region	Hong Kong
Entity Address Country	CN
Icfr Auditor Attestation Flag	false
Auditor Name	Enrome LLP
Auditor Location	Singapore
Auditor Firm Id	6907
Security 12b Title	Ordinary shares, par value $0.00005 per share
Trading Symbol	DXF
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	Room 612, 6/F
Entity Address Address Line 2	KaiYue Comm Building, No. 2C
Entity Address Address Line 3	Argyle Street
Entity Address City Or Town	Mongkok Kowloon
Entity Address Region	Hong Kong
Entity Address Country	CN
City Area Code	86
Local Phone Number	87303888
Contact Personnel Email Address	ir@dunxin.us
Contact Personnel Name	Mr. Longwen Stanley